Supplement dated July 17, 2026

to the Prospectus and Initial Summary Prospectus, each dated April 27, 2026, as supplemented, for:

MassMutual EnvisionSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Beginning July 27, 2026, MassMutual RetireCoreSM Stacking will be available for sale in New York.

If you have questions about this supplement, or other product questions, please contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 (8 a.m.– 8 p.m. Eastern Time).

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